Fair Value Measurements	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

The Company measures its marketable securities and foreign currency derivative contracts at fair value. Marketable securities and foreign currency derivative contracts are classified within Level II, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2022 and December 31, 2021, by level within the fair value hierarchy.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$247,899	$-	$247,899
Foreign currency derivative contracts	-	-	-	-

Total financial assets	$-	$247,899	$-	$247,899

Liabilities:
Marketable securities	$-	$-	$-	$-
Foreign currency derivative contracts	-	2,401	-	2,401

Total financial liabilities	$-	$2,401	$-	$2,401

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$177,385	$-	$177,385
Foreign currency derivative contracts	-	317	-	317

Total financial assets	$-	$177,702	$-	$177,702